FINANCIAL INVESTORS TRUST

Grandeur Peak US Stalwarts Fund
(the “Fund”)

SUPPLEMENT DATED DECEMBER 23, 2019 TO THE FUND’S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 23, 2019

As of the date of this Supplement, shares of the Fund are not currently being offered for sale.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE. YOU MAY DISCARD THIS SUPPLEMENT ONCE SHARES OF THE FUND ARE OFFERED FOR SALE.